Financial risk management - Summary of Credit Risk Exposure By Risk Rating Grades (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	¥ 22,506,844	¥ 21,266,159
Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,347,740	1,958,963
Gross carrying amount [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	10,912,163	10,687,888
Gross carrying amount [member] | AAA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	659,016	536,009
Gross carrying amount [member] | AA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,122,639	2,807,684
Gross carrying amount [member] | A [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,111,836	7,328,136
Gross carrying amount [member] | BBB [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	15,668	9,625
Gross carrying amount [member] | Other [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,004	6,434
Not past due or due within 30 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,224,058	1,849,112
Due over 30 to 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	47,942	46,332
Due over 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 75,740	¥ 63,519